EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 05, 2021	Aug. 26, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 14, 2021	Nov. 23, 2020
Proceeds for equity puchase agreement			$ 314,416	$ 32,288	$ 247,120	$ 0
Equity Purchase And Registration Rights Agreement [Member]
Agreement description		Following effectiveness of the Registration Statement, and subject to certain limitations and conditions set forth in the Equity Purchase Agreement, the Company shall have the discretion to deliver put notices to the Investor and the Investor will be obligated to purchase shares of the Company’s common stock, par value $0.001 per share based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to the Investor in each put notice shall not exceed the lesser of $500,000 or one hundred fifty percent (150%) of the average daily trading volume of the Company’s Common Stock during the ten (10) trading days preceding the put. Pursuant to the Equity Purchase Agreement, the Investor and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 9.99%. The price of each put share shall be equal to eighty five percent (85%) of the Market Price (as defined in the Equity Purchase Agreement). Puts may be delivered by the Company to the Investor until the earlier of (i) the date on which the Investor has purchased an aggregate of $5,000,000 worth of Common Stock under the terms of the Equity Purchase Agreement, (ii) August 26, 2022, or (iii) written notice of termination delivered by the Company to the Investor, subject to certain equity conditions set forth in the Equity Purchase Agreement.
Agreed Value Of Shares To Be Purchased Under Agreement		$ 5,000,000
Number of commitment shares renegotiated		20,000
Number of shares committed to be issued under the agreement		40,000
Fair value of commitment shares recorded as deferred offering cost		$ 48,300
Equity Purchase Agreement [Member]
Proceeds for equity puchase agreement			$ 314,416	$ 41,881	$ 287,228
Stock issued for equity purchase agreement			120,000	36,667	333,333
Equity Purchase Agreement [Member] | Minimum [Member]
Stock price per share	$ 2.44		$ 2.44		$ 0.515
Equity Purchase Agreement [Member] | Maximum [Member]
Stock price per share	$ 2.85		$ 2.85		$ 1.539		$ 2.85	$ 2.85
Equity Purchase Agreement [Member] | Subsequent Event [Member]
Proceeds for equity puchase agreement	$ 314,416
Stock issued for equity purchase agreement	120,000